Income Taxes - Schedule of Tax Payables (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Taxes Payables [Abstract]
Income tax payable	$ 3,012,118	$ 2,918,611
VAT and tax payable (receivable)	(267,306)	42,562
Total tax payable	$ 2,744,812	$ 2,961,173